INCOME TAX EXPENSE (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Federal and statutory income tax rate	26.50%	26.50%	26.50%
Israeli corporate tax rate	23.00%		23.00%